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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                                    FORM N-Q

             QUARTERLY SECHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8942

                         FIRST CAROLINA INVESTORS, INC.
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               (Exact name of registrant as specified in charter)

                             9347 A FOUNDERS STREET
                         FORT MILL, SOUTH CAROLINA 29708
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                     (Address of principal executive office)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                             9347 A Founders Street
                         Fort Mill, South Carolina 29708
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                     (Name and address of agent of service)

        Registrant's telephone number, including area code: 803-802-0890

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004


       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimated and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



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Item 1.   Schedule of Investments.  The schedule of investments are as follows:

                         FIRST CAROLINA INVESTORS, INC.

                            QUARTERLY HOLDINGS REPORT
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                      Principal
                                                      Amount or
                                                      No. Shares     Fair Value
                                                     -------------  -----------

Common and Preferred Stocks - 90.9%

Financial Services  - 68.0%
    Aon Corporation................................      100,000   $ 2.874,000
    Evans Bancorp, Inc.............................       67,257     1,563,725
    Finova Group, Inc..............................    2,000,000       240,000
    Keycorp........................................      100,000     3,160,000
    M & T Bank Corporation.........................      225,000    21,532,500
    Merchantile Bankshares Corporation.............       60,000     2,877,600
    Merchants Group, Inc...........................      121,100     2,815,575
    Ravensource Fund...............................       64,600       332,948

Manufacturing - 15.8%
    Allied Healthcare Products, Inc................      850,000     5,873,500
    Amcast Industrial Corporation..................    1,087,900       750,651
    High Falls Brewery Company, LLC...............
    Sun-Rype Products Ltd..........................      177,200     1,615,710

Services - 11.9%
    Alderwoods Group, Inc..........................      265,745     2,612,273
    Ecology & Environment, Inc.......,.............      326,000     2,934,700
    Halterm Income Fund............................      123,300       625,748

Diversified -  4.3%
    First Union Real Estate Equity & Mortgage
        Investments Preferred Conv Ser A...........       91,000     2,230,410
                                                                    -----------
Total Common and Preferred Stocks..................                 52,038,640
                                                                    -----------
Debentures - 9.1%
    Call-Net Enterprises, Inc.  10.625% Senior
      Secured Notes due 2009.......................   $5,000,000     4,875,000
    High Falls Brewery Company, LLC 12%  Notes
      due 2004  ...................................   $1,110,000           -
    Moran Energy, Inc. 8.75% Sub Notes due 2008....   $   22,000        21,560
    Sizeler Property Investments, Inc. 9%  Notes      $  150,000       155,250
        due 2008
    St. Paul Associates, LLC 12% Note due 2009...     $  175,000       175,000
                                                                    -----------
Total Debentures...................................                  5,226,810
                                                                    -----------

Total Investments in Securities....................                $57,265,450
                                                                   ------------

At September 30, 2004, the Registrant held short term investments consisting of a money market mutual fund of $38,008,218.


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Item 2.   Controls and Procedures

(a) The Registrant's principal executive officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
       15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last order fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibit.

       Certifications are required pursuant to Rule 30a-2(a) under the 1940 Act and section 302 of the Sarbanes-Oxley Act of 2002 are attached.



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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.

By:  /s/  Brent D. Baird
     ---------------------
        Chief Executive Officer / President

November 17, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below the following person on behalf of the Registrant and its capacities and on the date indicated.

FIRST CAROLINA INVESTORS, INC.

By:   /s/  Brent D. Baird
     ---------------------
        Chief Executive Officer / President

November 17, 2004

The Registrant has no chief financial officer.